Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income for the period		$ 121,191	$ 61,840	$ 60,938
Adjustments to net income for the year
Depreciation expense		1,783	1,680	2,120
Amortization expense		6,973	6,007	6,156
IPO expenses accrual		270
Loss on transfer of investment		734
Net financial investment income		(355)	(366)	(890)
Valuation adjustment of long-term investments		(226)	91	46
Interest expense on lease liabilities	[1]	1,022	869	918
Deferred income taxes expense		(1,311)	2,245	(270)
Current income taxes expense		1,692	891	3,783
Share based incentive plan		764
Other non-cash effects		(369)	(243)	(3,469)
Changes in operating assets and liabilities
Accounts receivable		(62,745)	(22,560)	(17,460)
Projects advances		(2,173)	4,537	37
Recoverable taxes		(2,570)	(326)	106
Personnel and related taxes payable		27,596	1,144	1,748
Carried interest allocation		11,582
Deferred consideration payable on acquisition		2,037
Taxes payable and deferred taxes		1,182	185	772
Payment of income taxes		(221)	(1,833)	(2,317)
Other assets and liabilities		1,905	(716)	(6,630)
Payment of placement agent fees		(1,200)	(750)	(1,121)
Net cash provided by operating activities		107,561	52,695	44,467
Cash flows from investing activities
Decrease (increase) in short term investments		(141,745)	9,511	20,658
Decrease (increase) in short-term investment - loan			13,031	(13,031)
Decrease (increase) in long-term investments		(17,873)	1,629	3,769
Acquisition of subsidiaries, net of cash acquired		(122,767)
Acquisition of property and equipment		(1,551)	(163)	(147)
Acquisition of software and computer programs		(292)	(497)	5
Net cash provided by investing activities		(284,228)	23,511	11,254
Cash flows from financing activities
IPO proceeds		302,722
IPO transaction costs		(3,204)
Dividends paid		(119,788)	(64,481)	(46,886)
Payments related to P2 Group purchase				(5,000)
Lease payments		(832)	(893)	(987)
Interest paid on lease liabilities		(1,007)	(865)	(899)
Net cash used in financing activities		177,891	(66,239)	(53,772)
Foreign exchange variation on cash and cash equivalents in foreign currencies		(12)	(35)	(175)
Increase in cash and cash equivalents		1,212	9,932	1,774
Cash and cash equivalents at the beginning of the year		14,052	4,120	2,346
Cash and cash equivalents at the end of the year		15,264	14,052	4,120
Increase/(decrease) in cash and cash equivalents		1,212	9,932	1,774
Non-cash operating and investing activity
Transfer of long-term investment with a corresponding decrease in liability		300		14,761
Addition of right of use assets		8,783	137	$ 5,132
Accrued placement agent liabilities with a corresponding increase in intangible			1,250
Dividends declared			$ 23,259
IPO transaction costs decrease in assets with corresponding decrease in equity		624
IPO transaction costs accrual increase in liability with corresponding decrease in equity		427
Changes in interest of subsidiaries		385
Acquisition of subsidiaries through share issuance		184,789
Contingent consideration payable on acquisition		25,775
Consideration payable on acquisition		$ 16,437

[1]	Depreciation of right-of-use assets and interest on lease liabilities include amounts of US$ 35 and US$ 5 respectively related to leasing of office spaces from a related party in Santiago.